SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value share options granted

	For the six months ended June 30,
	2020	2021
Risk-free interest rate	0.62%-0.70%	0.36%-0.85%
Expected volatility range	65%	86.3%-87.5%
Fair market value per ordinary share as at grant dates	US$3.7-7.7	US$2.8-5.6

Schedule of share-based compensation expenses included in financial statement line items

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	408	153	24
Selling and marketing expenses	686	824	128
Research and development expenses	2,761	1,846	286
General and administrative expenses	13,564	13,074	2,024
Total share-based compensation expenses	17,419	15,897	2,462

Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	300,000	3.40	4.20	—	—
Exercised	(494,700)	—	5.12	—	—
Share options outstanding at June 30, 2021	857,100	3.37	5.61	6.96	2,182
Vested and exercisable at June 30, 2021	480,000	1.51	6.14	5.56	1,698

Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	105,300	2.6	4.49	—	—
Forfeited	—	—	—	—	—
Exercised	(200,900)	4.89	5.03	—	—
Share options outstanding at June 30, 2021	351,700	6.40	4.84	8.25	483
Vested and exercisable at June 30, 2021	215,200	4.83	5.92	7.75	470